UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Dryden High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

Item 1. Schedule of Investments

Dryden High Yield Fund, Inc.

Schedule of Investments

as of March 31, 2006 (unaudited)

Description	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value

LONG-TERM INVESTMENTS 95.8%
ASSET BACKED SECURITIES 1.1%
Centurion CDO VII Ltd.,
Ser. 2004 -7A, Cl. D1, 144A	Ba2	12.09%		1/30/16	$5,000	(k)	$5,147,650
CSAM Funding Corp. l, Sub.
Notes, Cl. D-2, 144A	Ba2	11.01	(j)	3/29/16	7,000	(k)	7,000,000
Landmark lV CDO Ltd., 144A	Ba2	11.06	(j)	12/15/16	3,500	(k)	3,620,859
Liberty Square Ltd., Ser.
2001-2A, Cl. D, 144A	Ba3	11.17	(j)	6/15/13	3,462	(k)	1,730,872

Total asset backed securities							17,499,381

CORPORATE BONDS 90.5%
Aerospace/Defense 2.1%
Argo-Tech Corp., Sr. Notes	B3	9.25		6/1/11	1,230		1,297,650
BE Aerospace, Inc.,
Sr. Sub Notes, Ser. B	B3	8.875		5/1/11	4,780		4,971,200
DRS Technologies Inc. Gtd. Notes	B3	7.625		2/1/18	3,000	(f)	3,090,000
Esterline Technologies Corp.,
Sr. Sub Notes	B1	7.75		6/15/13	2,650		2,722,875
K&F Acquisition, Inc.,
Sr. Sub Notes, 144A	Caa1	7.75		11/15/14	3,325		3,366,563
L-3 Communications Corp.,
Sr. Sub. Notes	Ba3	7.625		6/15/12	7,825		8,079,312
Moog, Inc.	Ba3	6.25		1/15/15	2,000		1,970,000
Sequa Corp.	B1	9.00		8/1/09	375		401,250
Sequa Corp., Sr. Notes, Ser. B	B1	8.875		4/1/08	3,775		3,935,438
Standard Aero Holdings, Inc., 144A	Caa1	8.25		9/1/14	2,740	(f)	2,411,200

							32,245,488

Airlines 1.0%
American Airlines, Inc., Certs., Ser. 91-A2	B3	10.18		1/2/13	2,000		1,950,000
AMR Corp.,
Notes	Caa2	10.40		3/10/11	4,450		4,194,124
Deb.	Caa2	10.00		4/15/21	3,783		3,357,413
Calair Capital LLC, Gtd. Sr. Notes	Caa2	8.125		4/1/08	2,980		2,804,925
Continental Airlines, Inc., Certs., Ser. 981B	Ba2	6.748		9/15/18	3,450		3,191,100

							15,497,562

Automotive 5.7%
ArvinMeritor, Inc., Notes	Ba2	8.75		3/1/12	7,165	(f)	7,057,525

Ford Motor Credit Co., Notes	Baa3	7.875		6/15/10	22,260		20,868,015
General Motors Acceptance Corp.,
Notes	Ba1	6.125		9/15/06	2,500	(f)	2,488,468
Notes	Ba1	6.875		9/15/11	25,530	(f)	23,655,040
Notes	Ba1	6.75		12/1/14	7,070	(f)	6,364,449
Goodyear Tire & Rubber Co. (The),
Sr. Notes, 144A	B3	9.00		7/1/15	3,300	(f)	3,349,500
Lear Corp., Gtd. Notes, Ser. B	B2	8.11		5/15/09	5,135	(f)	4,775,550
Tenneco Automotive, Inc.,
Gtd. Notes, 144A	B3	8.625		11/15/14	3,850	(f)	3,850,000
TRW Automotive,
Sr. Notes	Ba3	9.375		2/15/13	5,737	(f)	6,203,131
Sr. Sub. Notes	B1	11.00		2/15/13	425		474,938
Visteon Corp.,
Notes	B3	7.00		3/10/14	2,995	(f)	2,306,150
Sr. Notes	B3	8.25		8/1/10	8,980	(f)	7,408,500

							88,801,266

Banking 0.6%
Halyk Savings Bank of Kazahstan,
Notes, 144A
(Kazakhstan)	Baa2	8.125		10/7/09	1,620	(i)	1,709,100
Kazkommerts Int’l. BV (Netherlands),
Gtd. Notes, 144A	Baa2	7.00		11/3/09	2,210	(f)(i)	2,236,520
Gtd. Notes, 144A	Baa2	8.50		4/16/13	4,435	(f)(i)	4,734,363

							8,679,983

Building Materials & Construction 1.3%
D.R. Horton, Inc.,
Sr. Gtd. Notes	Baa3	8.00		2/1/09	575		606,112
Sr. Notes	Baa3	7.50		12/1/07	2,000	(f)	2,054,428
Sr. Notes	Baa3	8.50		4/15/12	1,375		1,458,652
Goodman Global Holdings, Inc.,
Sr. Notes, 144A	B2	7.67	(j)	6/15/12	2,175		2,213,063
Sr. Sub Notes	B3	7.875		12/15/12	2,050	(f)	2,024,375
K Hovnanian Enterprises, Inc.,
Gtd. Sr. Notes,
144A	Ba1	6.25		1/15/15	3,000		2,748,582
KB Home, Sr. Sub. Notes	Ba2	8.625		12/15/08	6,075		6,407,575
Nortek, Inc., Sr. Sub. Notes,
144A	Caa1	8.50		9/1/14	3,490		3,551,075

							21,063,862

Cable 3.2%
Cablevision Systems Corp.,
Sr. Notes, Ser. B	B3	8.00		4/15/12	850	(f)	828,750
Callahan Nordrhein Westfalen (Germany),
Sr. Disc. Notes, Zero Coupon (until 07/15/05)	NR	16.00	(l)	7/15/10	15,000	(e)(i)(k)	150
Sr. Notes	NR	Zero		7/15/10	6,900	(e)(i)(k)	69
Charter Communications

Bank Loan A	B2	7.68	(j)	4/27/10	6,991	(k)	7,023,692
Charter Communications Holdings II, Sr. Notes	Caa1	10.25		9/15/10	3,000		2,947,500
Charter Communications Holding LLC.,
Sr. Notes	Ca	10.75		10/1/09	2,700		1,836,000
Sr. Notes, 144A	Ca	11.125		1/15/14	4,434		2,305,680
Sr. Notes, 144A	NR	13.50		1/15/14	2,000		1,230,000
Sr. Notes, 144A	Ca	10.00		5/15/14	983		496,415
Sr. Notes, 144A	Caa3	11.00		10/1/15	11,437		9,507,006
Sr. Notes, Zero Coupon (until 5/1/06), 144A	Ca	11.75	(l)	5/15/14	3,000		1,560,000
Charter Communications Operating LLC., Sr. Notes, 144A	B2	8.375		4/30/14	3,250	(k)	3,241,875
CSC Holdings Inc.,
Deb.	B2	7.625		7/15/18	3,360		3,322,200
Sr. Notes	B2	7.875		12/15/07	4,500		4,590,000
Sr. Notes, Ser. B	B2	8.125		7/15/09	5,275	(f)	5,453,031
Rogers Cable, Inc., Sr. Sec’d.
Notes, 144A	Ba2	6.75		3/15/15	2,525	(f)	2,575,500
Videotron Ltee, Gtd. Sr. Notes, 144A	Ba3	6.375		12/15/15	3,525		3,450,094

							50,367,962

Capital Goods 5.5%
Allied Waste North America, Inc.,
Gtd. Notes, Ser. B	B2	8.50		12/1/08	4,785	(f)	5,030,231
Sr. Notes, Ser. B	B2	5.75		2/15/11	4,320	(f)	4,114,800
Sr. Notes, Ser. B	B2	9.25		9/1/12	5,127		5,530,751
Sr. Notes, 144A	B2	7.25		3/15/15	1,395	(f)	1,422,900
Blount, Inc., Sr. Sub. Notes	B2	8.875		8/1/12	7,700		8,008,000
Case New Holland, Inc.,
Sr. Notes, 144A	Ba3	9.25		8/1/11	3,995		4,264,663
Columbus Mckinnon Corp., Sr. Sub Notes	B3	8.875		11/1/13	3,245		3,407,250
Hertz Corp.,
Sr. Notes, 144A	B1	8.875		1/1/14	9,225		9,570,938
Sr. Sub., 144A	B3	10.50		1/1/16	5,825	(f)	6,320,125
Holt Group, Inc., Sr. Notes	NR	Zero		1/15/06	8,120	(e)(k)	81
Invensys PLC (United Kingdom),
Sr. Notes, 144A	B3	9.875		3/15/11	1,750	(i)	1,859,375
Johnsondiversey Holding, Inc.,
Sr. Disc. Notes	Caa1	Zero		5/15/13	2,495	(k)	2,158,175
Sr. Sub. Notes, Ser. B	Caa1	9.625		5/15/12	900	(f)	923,625
Manitowoc Co., Inc.,
Gtd. Notes	B2	10.50		8/1/12	6,216		6,884,220
Mueller Group, Inc.,
Sr. Sub. Notes	Caa1	10.00		5/1/12	1,830		2,003,850
Stena AB (Sweden),
Sr. Notes	Ba3	9.625		12/1/12	2,800	(i)	3,052,000
Sr. Notes	Ba3	7.50		11/1/13	4,900	(f)(i)	4,838,750
Terex Corp.,
Sr. Sub. Notes	Caa1	10.375		4/1/11	8,565		9,036,075
Sr. Sub. Notes	Caa1	9.25		7/15/11	1,845		1,962,619
TRISM, Inc., Sr. Sub. Notes (cost $493,912; purchased 3/7/00)	NR	Zero		2/15/05	435	(b)(d)(e)(k)	4

United Rentals North
America, Inc., Sr. Notes	B3	6.50		2/15/12	6,750		6,615,000

							87,003,432

Chemicals 5.2%
BCI US Finance Corp.,
Sec’d. Notes, 144A	B3	10.10	(j)	7/15/10	4,670		4,763,400
Equistar Chemicals LP,
Gtd. Notes	B2	10.125		9/1/08	3,565	(f)	3,787,813
Sr. Notes	B2	10.625		5/1/11	3,030	(f)	3,279,975
Huntsman Co. LLC,
Gtd. Notes	Ba3	11.625		10/15/10	3,000		3,397,500
Huntsman International LLC,
Gtd. Notes	B2	9.875		3/1/09	6,700		7,001,500
Sr. Sub. Notes	B3	10.125		7/1/09	1,238		1,268,950
Huntsman LLC,
Gtd. Notes, 144A	B2	11.50		7/15/12	660		759,000
IMC Global, Inc.,
Gtd. Notes	Ba3	11.25		6/1/11	1,600		1,702,000
Gtd. Notes, Ser. B	Ba3	11.25		6/1/11	6,300		6,701,625
Sr. Notes	Ba3	10.875		8/1/13	1,925	(f)	2,204,125
Sr. Notes, Ser. B	Ba3	10.875		6/1/08	3,618		3,952,665
Koppers, Inc., Gtd. Notes	B1	9.875		10/15/13	5,979		6,547,005
Lyondell Chemical Co.,
Gtd. Notes	B1	10.50		6/1/13	4,110	(f)	4,551,825
Sec’d. Notes, Ser. A	B1	9.625		5/1/07	8,000		8,259,999
Sr. Sec’d. Notes	B1	9.50		12/15/08	1,680		1,747,200
Sr. Sec’d. Notes	B1	9.50		12/15/08	1,607		1,671,280
Nalco Co.,
Sr. Notes	B2	7.75		11/15/11	4,695	(f)	4,753,688
Sr. Sub. Notes	Caa1	8.875		11/15/13	3,275	(f)	3,406,000
OM Group, Inc., Sr. Sub. Notes	Caa1	9.25		12/15/11	2,320		2,401,200
Rhodia SA (France),
Sr. Notes	B3	10.25		6/1/10	2,523	(f)(i)	2,828,914
Sr. Sub. Notes	Caa1	8.875		6/1/11	3,398	(f)(i)	3,499,940
Rockwood Specialties, Inc.,
Sr. Sub. Notes	B3	10.625		5/15/11	3,254	(k)	3,571,265

							82,056,869

Consumer 1.2%
Levi Strauss & Co.,
Sr. Notes	B3	12.25		12/15/12	2,230		2,533,838
Sr. Notes, 144A	B3	8.875		4/1/16	500		501,250
Sr. Unsub. Notes	B3	9.28		4/1/12	925	(f)	957,375
Playtex Products Inc.	Caa1	9.375		6/1/11	5,425	(f)	5,669,125
Service Corp. Int’l.,
Notes	Ba3	6.50		3/15/08	4,385		4,406,925
Sr. Notes, 144A	Ba3	7.50		6/15/17	2,000	(f)	2,035,000
Simmons Bedding Co.,
Sr. Sub. Notes	Caa1	7.875		1/15/14	2,700	(f)	2,612,250

							18,715,763

Electric 7.8%
AES Corp.,
Sec’d. Notes, 144A	Ba3	8.75	5/15/13	935		1,009,800
Sr. Notes	B1	9.50	6/1/09	6,635	(f)	7,149,212
Sr. Notes	B1	9.375	9/15/10	9,475	(f)	10,327,749
AES Eastern Energy LP, Certs.,
Ser. A	Ba1	9.00	1/2/17	5,818		6,593,422
Aquila, Inc., Sr. Notes	B2	9.95	2/1/11	3,418	(f)	3,785,435
CMS Energy Corp.,
Sr. Notes	B1	9.875	10/15/07	1,250		1,329,688
Sr. Notes	B1	7.50	1/15/09	3,385	(f)	3,482,319
Sr. Notes	B1	8.50	4/15/11	4,060	(f)	4,384,800
Dynegy Holdings, Inc.,
Sr. Notes	B2	6.875	4/1/11	1,895	(f)	1,828,675
Sr. Unsecured Notes, 144A	B2	8.375	5/1/16	5,640		5,611,800
Edison Mission Energy,
Sr. Notes	B1	7.73	6/15/09	8,285		8,492,124
Sr. Notes	B1	9.875	4/15/11	1,250	(f)	1,412,500
Empresa Nacional de Electricidad SA (Chile),
Notes	Ba1	8.625	8/1/15	5,650	(i)	6,443,915
Homer City Funding LLC,
Gtd. Notes	Ba2	8.137	10/1/19	1,880		2,035,100
Midland Funding II Corp., Deb.	B3	13.25	7/23/06	4,352	(k)	4,431,067
Midwest Generation LLC,
Certs., Ser. A	B1	8.30	7/2/09	4,855	(k)	5,016,604
Certs., Ser. B	B1	8.56	1/2/16	743		801,061
Sec’d. Notes	B1	8.75	5/1/34	3,025		3,274,563
Mirant Corp., Sr. Notes, 144A	NR	7.40	7/15/49	2,600		156,000
Mirant North America LLC,
Sr. Notes, 144A	B1	7.375	12/31/13	1,500		1,530,000
Mission Energy Holding Co.,
Sec’d. Notes	B2	13.50	7/15/08	2,890		3,316,275
Nevada Power Co., Gen. & Ref.
Mtg. Bkd., Ser. A	Ba1	8.25	6/1/11	2,465		2,706,269
NRG Energy, Inc., Sr. Notes	B1	7.375	2/1/16	8,000		8,169,999
Orion Power Holdings, Inc.,
Sr. Notes	B3	12.00	5/1/10	6,235		7,029,962
Reliant Energy Mid-Atlantic, Inc., Certs.,
Ser. C	B2	9.681	7/2/26	3,600		4,158,000
Reliant Resources, Inc.,
Sec’d. Notes	B2	9.50	7/15/13	5,275		5,281,594
Sierra Pacific Power Co.,
Ser. A	Ba1	8.00	6/1/08	2,040		2,121,894
Sierra Pacific Resources,
Sr. Notes	B1	8.625	3/15/14	2,165	(f)	2,349,945
Teco Energy, Inc.,
Sr. Notes	Ba2	7.50	6/15/10	1,000		1,052,500
TXU Corp.,
Sr Notes	Ba1	6.50	11/15/24	2,800		2,551,973
Sr. Notes	Ba1	5.55	11/15/14	1,100		1,028,936
Utilicorp Finance Corp.,
Sr. Notes (Canada)	B2	7.75	6/15/11	2,375	(f)(i)	2,452,188
York Power Funding (Cayman Islands),
Sr. Sec’d. Notes, 144A (cost $1,963,363; purchased 7/31/98)	D(a)	Zero	10/30/07	1,963	(b)(e)(i)(k)	169,831

						121,485,200

Energy – Other 4.4%
Allis Chambers Energy Inc., Sr Notes, 144A	B3	9.00	1/15/14	2,775		2,733,375
Chesapeake Energy Corp.,
Sr. Notes	Ba2	7.00	8/15/14	2,650	(f)	2,709,625
Sr. Notes	Ba2	6.875	1/15/16	4,925		4,961,937
Sr. Notes	Ba2	6.50	8/15/17	4,375		4,320,313
Sr. Notes	Ba2	6.25	1/15/18	684	(f)	668,610
Sr. Notes, 144A	Ba2	6.375	6/15/15	3,900		3,836,625
Compton Petroleum Corp.	B2	7.625	12/1/13	2,100	(f)	2,100,000
Encore Acquisition Co.,
Sr. Sub. Notes	B2	6.25	4/15/14	2,085	(f)(k)	1,996,388
Forest Oil Corp., Sr. Notes	Ba3	8.00	6/15/08	1,260		1,307,250
Hanover Equipment Trust,
Sec’d. Notes, Ser. B	B2	8.75	9/1/11	6,990	(f)	7,313,287
Houston Exploration Co.,
Sr. Sub. Notes	B2	7.00	6/15/13	2,350		2,279,500
Kerr-McGee Corp.	Ba3	6.95	7/1/24	4,325		4,399,771
Magnum Hunter Resources, Inc.,
Sr. Notes	Ba3	9.60	3/15/12	460		493,350
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625	4/15/16	5,000		4,993,749
Sr. Sub. Notes, 144A	Ba3	6.625	9/1/14	4,560		4,571,400
Parker Drilling Co., Sr. Notes,
144A	B2	9.625	10/1/13	3,900	(f)	4,329,000
Pogo Producing Co.,
Sr. Notes, 144A	Ba2	6.875	10/1/17	2,675		2,641,563
Premcor Refining Group, Inc.,
Sr. Notes	Baa3	9.50	2/1/13	6,550		7,259,554
Pride International, Inc., Sr. Notes	Ba2	7.375	7/15/14	2,000		2,100,000
Tesoro Corp.,
Sr. Notes, 144A	Ba1	6.25	11/1/12	875		859,688
Vintage Petroleum, Inc.,
Sr. Notes	A3	8.25	5/1/12	2,960		3,147,895

						69,022,880

Foods 2.3%
Agrilink Foods, Inc., Sr. Sub Notes (cost $1,450,379; purchased 10/13/99)	B3	11.875	11/1/08	1,558	(b)(k)	1,589,160
Ahold Finance USA, Inc. (Netherlands), Notes	Ba1	8.25	7/15/10	1,840	(i)	1,950,400
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	4,390		4,636,938
Delhaize America, Inc., Gtd. Notes	Ba1	8.125	4/15/11	4,325	(f)	4,669,005
Dole Food Co., Inc.,
Gtd. Notes	B3	7.25	6/15/10	555		523,088
Sr. Notes	B3	8.625	5/1/09	5,423		5,450,114
Dominos, Inc., Sr. Sub. Notes	B2	8.25	7/1/11	2,127		2,180,175
Iowa Select Farms LP, Sec’d.
Notes, PIK, 144A	NR	6.50	12/1/12	724	(k)	362,188

National Beef Packing Co.,
Sr. Notes	B3	10.50	8/1/11	3,050		3,080,500
Pathmark Stores, Inc.,
Gtd. Notes	Caa2	8.75	2/1/12	3,295		3,179,675
Pilgrim’s Pride Corp., Gtd. Notes	Ba2	9.625	9/15/11	2,075		2,163,188
Smithfield Foods, Inc.,
Sr. Notes	Ba2	8.00	10/15/09	405		422,213
Sr. Notes, 144A	Ba2	7.00	8/1/11	565		562,175
Sr. Notes	Ba2	7.75	5/15/13	3,750		3,862,500
SFAC New Hldgs., Inc. Pvrt.,
Sr. Sec’d. Disc.
Deb. 144A	NR	13.00	3/31/06	460	(d)(e)(k)	5
Stater Brothers Holdings, Inc.,
Sr. Notes	B1	8.125	6/15/12	1,620		1,617,975

						36,249,299

Gaming 5.5%
Aztar Corp., Sr. Sub. Notes	Ba3	7.875	6/15/14	5,620	(f)	6,083,650
Boyd Gaming Corp.
Sr. Sub. Notes	B1	8.75	4/15/12	2,800		2,989,000
CCM Merger, Inc., Notes,
144A	B3	8.00	8/1/13	5,035	(f)	5,009,825
Greektown Holdings LLC,
Sr. Notes, 144A	B3	10.75	12/1/13	4,775		4,918,250
Isle of Capri Casinos, Inc.,
Sr. Sub. Notes	B2	9.00	3/15/12	2,010		2,133,113
Kerzner International Ltd., Sr. Sub. Notes	B2	6.75	10/1/15	2,700		2,841,750
Mandalay Resort Group,
Sr. Notes	Ba2	9.50	8/1/08	3,050		3,244,438
Sr. Sub. Notes,	Ba3	9.375	2/15/10	450		488,250
MGM Mirage, Inc.,
Gtd. Notes	Ba2	6.00	10/1/09	9,190	(f)	9,052,150
Gtd. Notes	Ba2	6.625	7/15/15	310	(f)	304,963
Gtd. Notes	Ba3	9.75	6/1/07	10,300		10,724,874
Sr. Notes	Ba2	5.875	2/27/14	1,250		1,178,125
Sr. Notes 144A	Ba2	6.875	4/1/16	3,400		3,370,250
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes 144A	Ba3	8.375	7/1/11	400		420,000
Sr. Sub. Notes	Ba3	8.00	4/1/12	4,510		4,724,225
Park Place Entertainment Inc.,
Sr. Sub Notes	Ba1	9.375	2/15/07	2,100		2,165,625
Penn National Gaming, Inc.,
Sr. Sub. Notes, 144A	B1	6.75	3/1/15	1,555		1,555,000
Station Casinos Inc.,
Sr. Notes	Ba2	6.00	4/1/12	4,500	(f)	4,438,125
Sr. Sub Notes	Ba3	6.50	2/1/14	805	(f)	795,944
Sr. Sub. Notes, 144A	Ba3	6.875	3/1/16	1,925		1,934,625
Sr. Sub. Notes, 144A	Ba3	6.625	3/15/18	1,300		1,270,750
Trump Entertainment Resorts, Inc.,
Sec’d. Notes	Caa1	8.50	6/1/15	5,590	(f)	5,436,275
Wynn Las Vegas LLC, 144A	B2	6.625	12/1/14	10,900	(f)	10,586,624

						85,665,831

Health Care & Pharmaceutical 8.3%
Accellent Inc., Sr. Notes, 144A	Caa1	10.50		12/1/13	12,450		13,290,374
Alliance Imaging, Inc.,
Sr. Sub. Notes, 144A	B3	7.25		12/15/12	1,900	(f)	1,648,250
Concentra Operating Corp.,
Gtd. Notes	B3	9.50		8/15/10	4,175		4,383,750
Coventry Health Care, Inc.,
Sr. Notes	Ba1	8.125		2/15/12	3,225		3,386,250
Elan Financial PLC (Ireland),
Sr. Notes, 144A	B3	7.75		11/15/11	8,425	(i)	7,982,688
Fresenius Med. Care Capital
Trust, Gtd. Notes	B1	7.875		6/15/11	110		116,600
HCA Inc.,
Deb.	Ba2	7.50		11/15/95	1,500		1,315,379
Notes	Ba2	8.85		1/1/07	4,632		4,732,533
Notes	Ba2	5.50		12/1/09	4,800		4,676,510
Notes	Ba2	8.70		2/10/10	2,650		2,841,929
Notes	Ba2	8.75		9/1/10	3,300		3,579,388
Notes	Ba2	9.00		12/15/14	5,500		6,224,834
Notes	Ba2	6.375		1/15/15	4,000	(f)	3,893,100
Notes	Ba2	7.69		6/15/25	3,290	(f)	3,253,063
Iasis Healthcare Capital Corp.
LLC, Sr. Sub. Notes	B3	8.75		6/15/14	4,475	(f)	4,475,000
Inverness Medical Innovations,
Inc., Sr. Sub. Notes	Caa3	8.75		2/15/12	3,475		3,422,875
Medco Health Solutions, Inc.,
Sr. Notes	Ba1	7.25		8/15/13	3,370		3,628,519
MedQuest, Inc., Gtd. Notes	Caa1	11.875		8/15/12	3,635		2,744,425
Omnicare Inc.,
Notes	Ba3	6.875		12/15/15	4,600	(f)	4,588,500
Sr. Sub. Notes	Ba3	6.125		6/1/13	650	(f)	624,000
Select Medical Corp.,
Sr. Sub. Notes, 144A	B3	7.625		2/1/15	2,625		2,369,063
Senior Housing Trust, Sr. Notes	Ba2	8.625		1/15/12	4,525		4,977,500
Skilled Healthcare Group Inc.,
Sr. Notes, 144A	Caa1	11.00		1/15/14	10,600		11,024,000
Tenet Healthcare Corp.,
Sr. Notes, 144A	B3	9.25	(j)	2/1/15	3,320	(f)	3,328,300
Vanguard Health Holdings Co.
II LLC, Sr. Sub. Notes, 144A	Caa1	9.00		10/1/14	4,740	(f)	4,846,650
Ventas Realty LP,
Sr. Notes	Ba2	8.75		5/1/09	4,000		4,240,000
Sr. Notes	Ba2	9.00		5/1/12	5,950		6,678,875
Warner Chilcott Corp.,
Sr. Sub. Notes, 144A	Caa1	9.25	(j)	2/1/15	11,185		11,101,112

							129,373,467

Lodging & Leisure 3.6%
Felcor Lodging LP,
Gtd. Notes	B1	7.625		10/1/07	375		382,969
Gtd. Notes	B1	9.00		6/1/11	4,825	(f)	5,283,375
Sr. Notes	B1	8.83	(j)	6/1/11	1,765		1,828,981
Gaylord Entertainment Co.,
Sr. Notes	B3	8.00		11/15/13	2,175		2,267,438
Hilton Hotel Corp.,
Sr. Notes	Ba2	7.50		12/15/17	450	(f)	486,000
Notes	Ba2	7.625		12/1/12	1,025		1,089,423

HMH Properties, Inc.,
Gtd. Notes, Ser. B	Ba2	7.875	8/1/08	869		875,518
Host Marriott LP,
Ser. M	Ba2	7.00	8/15/12	6,500	(f)	6,638,125
Gtd. Notes, Ser. 1	Ba2	9.50	1/15/07	7,775	(f)	7,988,813
Sr. Notes	Ba2	7.125	11/1/13	5,510	(f)	5,606,425
Sr. Notes 144A	Ba2	6.75	6/1/16	1,875		1,872,656
Royal Caribbean Cruises Ltd. (Liberia),
Deb.	Ba1	7.50	10/15/27	875	(f)(i)	915,071
Sr. Notes	Ba1	8.75	2/2/11	850	(i)	938,150
Sr. Notes	Ba1	6.875	12/1/13	5,090	(i)	5,233,334
Starwood Hotels & Resorts Worldwide, Inc.,
Deb.	Ba1	7.375	11/15/15	3,615		3,904,200
Gtd. Notes	Ba1	7.375	5/1/07	10,500		10,683,749
Gtd. Notes	Ba1	7.875	5/1/12	390		424,125

						56,418,352

Media & Entertainment 6.6%
AMC Entertainment, Inc.,
Sr. Sub. Notes	B3	8.00	3/1/14	4,075	(f)	3,636,938
Cinemark Inc., Sr. Sub. Notes	B3	9.00	2/1/13	1,150	(f)	1,221,875
Dex Media East LLC, Gtd. Notes	B1	12.125	11/15/12	10,690		12,213,324
Dex Media, Inc., Notes	B3	8.00	11/15/13	2,645		2,724,350
Dex Media West LLC,
Sr. Sub. Notes	B2	9.875	8/15/13	7,375		8,158,594
DirecTv Holdings LLC	Ba2	6.375	6/15/15	3,084	(f)	3,045,450
Echostar DBS Corp.,
Gtd. Notes, 144A	Ba3	7.125	2/1/16	4,900		4,820,375
Sr. Notes	Ba3	6.375	10/1/11	1,025		1,001,938
Sr. Notes, 144A	Ba3	6.625	10/1/14	1,600		1,546,000
Gray Television, Inc.,
Sr. Sub. Notes	Ba3	9.25	12/15/11	6,395	(f)	6,778,700
Intelsat Bermuda Ltd. (Bermuda), Sr. Notes, 144A	B2	8.25	1/15/13	8,675	(i)	8,826,812
Intrawest Corp. (Canada),
Sr. Notes, 144A	B1	7.50	10/15/13	4,475	(i)	4,536,531
Medianews Group, Inc.,
Sr. Sub. Notes	B2	6.875	10/1/13	3,825		3,557,250
Sr. Sub. Notes, 144A	B2	6.375	4/1/14	3,175		2,865,438
Morris Publishing Group LLC,
Sr. Sub. Notes	B1	7.00	8/1/13	1,460		1,377,875
New Skies Satellites NV (Netherlands),
Sr. Notes, 144A	B3	9.572	11/1/11	1,725	(i)	1,776,750
Sr. Sub. Notes, 144A	Caa1	9.125	11/1/12	1,900	(f)(i)	2,037,750
Quebecor Media, Inc. (Canada),
Sr. Notes, 144A	B2	7.75	3/15/16	6,390	(i)	6,565,725
Rainbow National Services LLC,
Sr. Notes, 144A	B3	10.375	9/1/14	325		364,000
RH Donnelley Finance Corp. I,
Sr. Sub. Notes,	B2	10.875	12/15/12	5,675		6,292,156

RH Donnelley Finance Corp.,
Sr. Notes, 144A	Caa1	6.875		1/15/13	3,000		2,805,000
Sr. Sub Notes, 144A	Caa1	8.875		1/15/16	2,000		2,080,000
Sinclair Broadcast Group, Inc.,
Sr. Sub. Notes	B2	8.75		12/15/11	3,490		3,668,863
Six Flags, Inc., Sr. Notes	Caa1	9.625		6/1/14	2,020		2,035,150
Vail Resorts, Inc., Sr. Sub. Notes	B2	6.75		2/15/14	3,150		3,110,625
Vertis, Inc.,
Gtd. Notes, Ser. B	Caa1	10.875		6/15/09	1,090	(f)	1,070,925
Sec’d. Notes	B3	9.75		4/1/09	5,035		5,160,875

							103,279,269

Metals 4.1%
AK Steel Corp.,
Gtd. Notes	B1	7.875		2/15/09	535	(f)	537,675
Gtd. Notes	B1	7.75		6/15/12	2,600	(f)	2,629,250
Arch Western Finance LLC,
Sr. Notes	Ba3	6.75		7/1/13	4,145		4,113,913
Century Aluminum Co., Sr. Notes	B1	7.50		8/15/14	4,130	(f)	4,295,200
Chaparral Steel Co., Sr. Unsec’d.
Notes, 144A	B1	10.00		7/15/13	4,250	(f)	4,738,750
CSN Islands VII Corp. (Cayman Islands),
Gtd. Notes 144A	B1	10.75		9/12/08	1,990	(i)(k)	2,179,050
Gerdau AmeriSteel Corp. (Canada),
Sr. Notes	Ba3	10.375		7/15/11	3,500	(i)	3,841,250
Indalex Holding Corp.,
Sec’d. Notes 144A	B3	11.50		2/1/14	2,450		2,401,000
Ispat Inland ULC (Canada),
Sec’d. Notes	Baa3	9.75		4/1/14	4,705	(i)	5,322,531
Jorgensen Earle M. CO.,
Sec’d. Notes	B1	9.75		6/1/12	6,000		6,480,000
Metals USA Inc., Sr. Notes, 144A	B3	11.125		12/1/15	6,200		6,820,000
Novelis, Inc., Sr. Notes, 144A	B1	7.75	(j)	2/15/15	5,120		4,915,200
Oregon Steel Mills, Inc., Gtd. Notes	Ba3	10.00		7/15/09	5,075	(f)	5,379,500
Peabody Energy Corp., Sr. Notes	Ba3	5.875		4/15/16	1,600		1,524,000
Ryerson Tull, Inc., Sr. Notes	B2	8.25		12/15/11	2,495	(f)	2,482,525
Southern Copper Corp., Sr. Notes	Ba1	7.50		7/27/35	3,450		3,357,109
United States Steel LLC Sr. Notes, Ser. B	Ba1	10.75		8/1/08	1,700		1,870,000
Wise Metals Group LLC, Sec’d. Notes	Caa1	10.25		5/15/12	600	(f)	522,000

							63,408,953

Non Captive Finance 0.3%
Residential Capital Corp.	Baa3	6.375		6/30/10	4,550		4,583,761

Packaging 3.1%
Berry Plastics Corp.,
Gtd. Notes	B3	10.75		7/15/12	6,395	(f)	7,034,500
Crown Americas LLC, Sr. Notes, 144A	B1	7.625		11/15/13	5,550		5,744,250
Graham Packaging Co., Inc.
Sr. Notes, 144A	Caa1	8.50		10/15/12	2,875	(f)	2,903,750
Sr. Sub. Notes, 144A	Caa2	9.875		10/15/14	4,575	(f)	4,632,188

Greif Brothers Corp.,
Sr. Sub. Notes	B1	8.875		8/1/12	10,000		10,650,000
Owens-Brockway Glass Container,
Gtd. Notes	B1	7.75		5/15/11	4,160	(f)	4,336,800
Sec’d. Notes	B1	8.75		11/15/12	9,355		10,009,850
Silgan Holdings, Inc.,
Sr. Sub. Notes	B1	6.75		11/15/13	3,300		3,300,000

							48,611,338

Paper 3.4%
Abitibi Consolidated, Inc. (Canada),
Deb.	B1	8.85		8/1/30	2,200	(f)(i)	1,974,500
Notes	B1	5.25		6/20/08	2,300	(f)(i)	2,196,500
Notes	B1	8.55		8/1/10	450	(f)(i)	452,250
Notes	B1	6.00		6/20/13	1,435	(f)(i)	1,234,100
Sr. Notes	B1	8.375		4/1/15	3,550	(f)(i)	3,461,250
Ainsworth Lumber Co., Ltd. (Canada),
Sr. Notes	B2	8.71	(j)	10/1/10	1,500	(i)	1,500,000
Sr. Notes, 144A	B2	7.25		10/1/12	820	(i)	742,100
Sr. Notes, 144A	B2	6.75		3/15/14	3,675	(i)	3,188,063
Bowater Finance Corp., Gtd. Notes (Canada)	B1	7.95		11/15/11	2,025	(i)	2,019,938
Caraustar Industries, Inc.,
Sr. Sub. Notes	Caa1	9.875		4/1/11	2,825	(f)	2,969,781
Cascades, Inc. (Canada),
Sr. Notes	Ba3	7.25		2/15/13	5,200	(i)	4,888,000
Catalyst Paper Corp.,
Sr. Notes	B1	8.625		6/15/11	2,375	(i)	2,386,875
Sr. Notes	B1	7.375		3/1/14	500	(i)	472,500
Cellu Tissue Holdings, Inc.,
Sec’d. Notes	B2	9.75		3/15/10	5,000		5,012,499
Domtar Inc., Sr. Notes	B1	7.875		10/15/11	740		701,150
Georgia-Pacific Corp.,
Deb.	B2	7.375		12/1/25	1,500	(f)	1,440,000
Graphic Package Int’l, Inc.,
Sr. Notes	B2	8.50		8/15/11	2,850	(f)	2,821,500
Sr. Sub Notes	B3	9.50		8/15/13	3,375	(f)	3,155,625
Jefferson Smurfit Corp.,
Gtd. Notes	B2	7.50		6/1/13	3,175	(f)	2,984,500
Millar Western Forest Products Ltd. (Canada),
Sr. Notes	B2	7.75		11/15/13	3,005	(i)	2,313,850
Norampac, Inc. (Canada),
Sr. Notes	Ba2	6.75		6/1/13	2,750	(i)	2,619,375
Stone Container
Corp., Sr. Notes	B2	8.375		7/1/12	2,530	(f)	2,492,050
Tembec Industries, Inc. (Canada),
Gtd. Notes	Ca	7.75		3/15/12	4,755	(i)	2,686,575

							53,712,981

Pipelines & Others 4.3%
Amerigas Partners LP/Amerigas Eagle Finance Corp., Sr.Notes	B1	7.125		5/20/16	3,550	(f)	3,532,250

El Paso Corp., Sr. Notes	Caa1	7.00		5/15/11	13,210	(f)	13,259,538
El Paso Production Holding Co.,
Sr. Notes	B3	7.75		6/1/13	6,875		7,124,219
Ferrellgas Partners LP,
Sr. Notes	Ba3	6.75		5/1/14	750		721,875
Inergy LP/Inergy Finance Corp.,
Sr. Notes, 144A	B1	8.25		3/1/16	3,750		3,843,750
Pacific Energy Partners LP,
Sr. Notes	Ba2	7.125		6/15/14	2,700		2,747,250
Targa Resources Inc.,
Gtd. Notes 144A	B2	8.50		11/1/13	1,400		1,456,000
Tennessee Gas Pipeline Co.,
Deb.	B1	7.00		10/15/28	3,200	(f)	3,163,478
Deb.	B1	7.625		4/1/37	8,615	(f)	9,009,248
Deb.	B1	7.00		3/15/27	4,355	(k)	4,401,655
TransMontaigne, Inc.,
Sr. Sub. Notes	B3	9.125		6/1/10	1,890		2,008,125
Williams Cos., Inc.,
Notes	B1	7.125		9/1/11	10,275	(f)	10,570,406
Notes	B1	8.125		3/15/12	4,510	(f)	4,842,613
Notes	B1	7.875		9/1/21	1,525		1,639,375

							68,319,782

Retailers 2.1%
Asbury Automotive Group, Inc.,
Sr. Sub. Notes, 144A	B3	8.00		3/15/14	2,800	(f)	2,807,000
GSC Holdings,
Gtd. Notes, 144A	Ba3	8.405	(j)	10/1/11	1,150		1,175,875
Gtd. Notes, 144A	Ba3	8.00		10/1/12	3,665	(f)	3,637,513
JC Penney Co., Inc.,
Deb.	Baa3	6.875		10/15/15	250		261,231
Deb.	Baa3	7.40		4/1/37	585		630,751
Neiman Marcus Group,
Sr. Sub. Notes, 144A	B3	10.375		10/15/15	5,375	(f)	5,710,937
Pantry, Inc., Sr. Sub. Notes	B3	7.75		2/15/14	3,985	(f)	4,054,737
Rite Aid Corp.,
Sec’d. Notes	B2	8.125		5/1/10	5,870		5,994,737
Sec’d. Notes	B2	7.50		1/15/15	2,675		2,594,750
Sonic Automotive, Inc.,
Sr. Sub. Notes	B2	8.625		8/15/13	1,630		1,630,000
Stripes Acquisition LLC/Susser Finance Corp.
Sr. Notes, 144A	B2	10.625		12/15/13	4,025	(f)	4,221,219

							32,718,750

Technology 3.8%
Amkor Technology, Inc.,
Sr. Notes	Caa1	7.125		3/15/11	1,475	(f)	1,357,000
Ampex Corp., Sec’d. Notes,
PIK (cost $39,304; purchased 7/15/98)	NR	12.00		8/15/08	135	(b)(e)(k)	33,759
Avago Technologies Finance Pte (Singapore),
Sr. Notes, 144A	B3	10.125		12/1/13	4,500	(i)	4,831,875
Sr. Sub. Notes, 144A	Caa2	11.875		12/1/15	3,300	(f)(i)	3,580,500

Flextronics Int’l, Ltd. (Singapore),
Sr. Sub. Notes	Ba2	6.50		5/15/13	2,570	(f)(i)	2,550,725
Sr. Sub. Notes, 144A	Ba2	6.25		11/15/14	1,500	(f)(i)	1,470,000
Freescale Simiconductor, Inc.,
Sr. Notes	Ba1	7.125		7/15/14	3,660		3,797,250
Iron Mountain, Inc.,
Sr. Sub. Notes	Caa1	8.625		4/1/13	6,075		6,318,000
Nortel Networks Corp., Notes (Canada)	B3	4.25		9/1/08	3,070	(f)(i)	2,897,313
Sanmina-SCI Corp.,
Sr. Sub. Notes	B1	8.125		3/1/16	2,000	(f)	2,020,000
Sr. Sub. Notes, 144A	B1	6.75		3/1/13	1,210	(f)	1,152,525
Seagate Technology Int’l.,
Gtd. Notes	Ba2	8.00		5/15/09	8,650		8,985,187
Serena Software, Inc.,
Sr. Sub. Notes 144A	Caa1	10.375		3/15/16	5,390	(f)	5,659,500
STATS ChipPAC Ltd.,
Sr. Notes, 144A	Ba2	6.75		11/15/11	1,670		1,636,600
Sungard Data Systems, Inc.,
Notes, 144A	B3	9.431	(j)	8/15/13	1,750		1,846,250
Notes, 144A	Caa1	10.25		8/15/15	6,250	(f)	6,578,125
Sr. Unsec. Notes, 144A	B3	9.125		8/15/13	40	(f)	42,300
Unisys Corp., Sr. Notes	Ba3	8.00		10/15/12	1,290	(f)	1,267,425
Xerox Corp.,
Sr. Notes	Ba2	6.875		8/15/11	200	(d)	205,250
Sr. Sub. Notes	Ba2	6.40		3/15/16	2,475		2,456,438

							58,686,022

Telecommunications 4.9%
Alamosa Inc.,
Sr. Notes	Caa1	11.00		7/31/10	3,663		4,075,088
Sr. Notes	Caa1	8.50		1/31/12	2,125		2,289,688
Bestel SA de CV (Mexico),
Sr. Disc. Notes (cost $4,594,620; purchased 5/13/98- 7/9/98)	NR	12.75		5/15/05	4,850	(b)(e)(i)(k)	824,500
Centennial Communications Corp.,
Sr. Notes	Caa2	10.00		1/1/13	1,300		1,350,375
Sr. Notes	B3	8.125		2/1/14	1,775		1,810,500
Cincinnati Bell, Inc.,
Gtd. Notes	B1	7.25		7/15/13	1,025	(f)	1,053,188
Sr. Sub. Notes	B3	8.375		1/15/14	1,430	(f)	1,453,238
Citizens Communications Co.,
Notes	Ba3	9.25		5/15/11	3,685		4,044,288
Sr. Notes	Ba3	6.25		1/15/13	5,085	(f)	4,945,162
Sr. Notes	Ba3	9.00		8/15/31	1,000		1,068,750
Dobson Cellular Systems, Inc.,
Sec’d. Notes, 144A	B1	8.375		11/1/11	1,925		2,035,688
Sec’d. Notes, 144A	B1	9.43	(j)	11/1/11	2,175	(f)	2,251,125
Sr. Notes	Caa2	8.85		10/15/12	945		937,913
Eircom Funding (Ireland),
Gtd. Notes	B1	8.25		8/15/13	2,380	(f)(i)	2,561,475

Hawaiian Telcom Communication, Inc.,
Sr. Notes, 144A	B3	9.947		5/1/13	1,650		1,650,000
Sr. Notes, 144A	B3	9.75		5/1/13	1,700	(f)	1,708,500
Sr. Sub. Notes, 144A	Caa1	12.50		5/1/15	515		509,850
Level 3 Financing Inc.,
Sr. Notes 144A	Caa1	12.25		3/15/13	4,125	(f)	4,269,375
Qwest Communications Int’l.,
Inc., Sr. Notes, 144A	B2	7.50		2/15/14	6,700		6,900,999
Qwest Corp.,
Sr. Notes, 144A	Ba3	7.875		9/1/11	3,650		3,896,375
Sr. Notes, 144A	Ba3	7.625		6/15/15	6,525		6,981,749
Rogers Wireless Communications, Inc. (Canada),
Sr. Sec’d. Notes	Ba2	9.625		5/1/11	5,100	(i)	5,858,624
Sr. Sec’d. Notes	Ba2	6.375		3/1/14	1,200	(i)	1,197,000
Sr. Sub. Notes, 144A	Ba3	8.00		12/15/12	225	(i)	238,781
Rural Cellular Corp.,
Sr. Notes	Caa1	9.875		2/1/10	825		880,688
Sr. Sub. Notes, 144A	Caa2	10.43	(j)	11/1/12	2,500	(f)	2,593,750
SBA Communications Corp.,
Sr. Notes	Caa1	8.50		12/1/12	814		903,540
Triton Wireless, Inc.,
Sr. Notes	Caa1	8.50		6/1/13	975	(f)	926,250
Ubiquitel Operating Co.,
Sr. Notes	Caa1	9.875		3/1/11	5,525		6,036,062
US Unwired, Inc., Sr. Sec’d.
Notes, Ser. B	Baa2	9.16	(j)	6/15/10	1,850		1,905,500

							77,158,021

Tobacco 0.1%
RJ Reynolds Tobacco Holdings, Inc.,
Notes, 144A	Ba2	6.50		7/15/10	250	(f)	251,875
Notes, 144A	Ba2	7.30		7/15/15	2,000	(f)	2,055,000

							2,306,875

Total corporate bonds							1,432,932,349

SOVEREIGN BONDS 1.6%
Gazprom Oao (Russia),
Sr. Notes, 144A	NR	10.50		10/21/09	2,080	(i)	2,373,696
Republic of Argentina,
Bonds	B3	3.00		4/30/13	6,815	(i)	5,867,034
Republic of Brazil,
Notes	Ba3	8.75		2/4/25	3,650	(i)	4,179,250
Republic of Colombia,
Notes	Ba2	10.00		1/23/12	4,531	(f)(i)	5,342,049
Republic of Philippines, Notes	B1	9.375		1/18/17	6,260	(f)(i)	7,277,250

Total sovereign bonds							25,039,279

	Shares		Value
COMMON STOCKS 1.6%
Classic Communications, Inc., 144A	3,000	(c)(k)	30
Color Spot Nurseries, Inc.	57,197	(c)(k)	228,788
Firearms Training Systems, Inc.	122,000	(c)	122,000
IMPSAT Fiber Networks, Inc.	118,952	(c)	892,140
Kaiser Group Holdings, Inc.	2,000	(c)(d)	80,000
Liberty Global, Inc., Cl. A	76,333	(c)	1,507,577
Liberty Global, Inc., Cl. C	76,333	(c)	1,562,537
Link Energy LLC	20,000	(c)(k)	220
Mirant Corp.	102,154	(f)	2,553,850
Peachtree Cable Assoc. Ltd. (cost $314,921; purchased 12/10/86)	31,559	(b)(c)(k)	95,950
Premium Standard Farms, Inc.	745,838	(c)	13,089,456
Specialty Foods Acquisition Corp., 144A	25	(c)(d)(k)	0
Sprint Nextel Corp.	58,675	(c)	1,516,162
Sterling Chemicals, Inc.	159	(c)(d)	1,630
Telus Corp.	108,785	(c)	4,209,979
TRISM, Inc. (cost $0; purchased 3/7/00)	27,543	(b)(c)(d)(k)	28
York Research Corp.	15,105	(c)(k)	15

Total common stocks			25,860,362

PREFERRED STOCKS 0.9%
Building Materials & Construction
New Millenium Homes LLC, Ser. A (cost $0; purchased 5/27/98)	2,000	(b)(d)(e)(k)	500,000

Cable
Adelphia Communications Corp.,	20,000	(e)(k)	5,000
PTV, Inc., Ser. A 10.00%	9	(e)	17

			5,017

Foods
AmeriKing, Inc., 13.00%	1,619	(e)(k)	2

	Shares	Value
Media & Entertainment 0.7%
Paxson Communications Corp., 14.25%	1,178	10,278,050

Technology 0.2%
Xerox Corp., 6.25%	28,520(d)	3,572,700

Telecommunications
World Access, Inc., 13.25% (cost $6,500,000; purchased 4/7/98)	4,663(b)(e)(k)	12

Total preferred stock		14,355,781

	Expiration Date	Warrants
WARRANTS(c) 0.1%
Aladdin Gaming (cost $0; purchased 2/18/98)	3/1/10	30,000	(b)(k)	30
Allegiance Telecom, Inc. (cost $0; purchased 1/29/98)	2/3/08	14,200	(b)(k)	14
GT Group Telecom, Inc. (Canada), 144A (cost $0; purchased 1/27/00)	2/1/10	8,610	(b)(d)(i)(k)	9
IHF Holdings, Inc.	9/27/09	4,375	(k)	44
Price Communications Corp. (cost $0; purchased 7/31/97)	8/1/07	17,200	(b)(k)	837,811
Sterling Chemical, Inc.	8/15/08	5,450	(d)(k)	5
TVN Entertainment (cost $5,615,000; purchased 10/21/04)	1/1/49	46,241	(b)(k)	26,820
Verado Holdings Inc.	4/15/08	4,075	(k)	2,800
Versatel Telecom Int’l. NV (Netherlands)	5/15/08	10,000	(i)(k)	10
Viasystems Group, Inc.	1/10/31	166,335	(k)	17
XM Satellite Radio, Inc., 144A	3/15/10	345	(k)	0

Total warrants				867,560

Total long-term investments (cost $1,517,851,698)				1,499,055,331

	Shares	Value
SHORT-TERM INVESTMENTS 23.6%
AFFILIATED MUTUAL FUNDS
Dryden Core Investment Fund-Dryden Short-Term Bond Series(h)	1,635,696	16,356,958
Dryden Core Investment Fund - Taxable Money Market Series (includes $338,845,958 of cash collateral received for securities on loan)(g)(h)	352,369,585	352,369,585

Total short-term investments (cost $368,726,543)		368,726,543

Total Investments 119.4% (cost $1,886,578,241)(m)		1,867,781,874
Liabilities in excess of other assets (n) (19.4)%		(303,886,041)

Net Assets 100.0%		$1,563,895,833

144A – Security was purchased pursuant to, Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC – Limited Liability Company.

LP – Limited Partnership.

PIK – Payment-in-kind.

NR – Not Rated by Moody’s or Standard & Poor’s.

(a)	Standard & Poor’s rating. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(b)	Indicates a restricted security; the aggregate cost of such securities is $20,971,499. The aggregate value of $4,077,928 is approximately 0.3% of net assets.
(c)	Non-income producing security.
(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	All or portion of security is on loan. The aggregate market value of such securities is $330,384,522; cash collateral of $338,845,958 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(g)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Dryden Short Term Bond Series and the Dryden Core Investment Fund—Taxable Money Market Series.
(i)	US$ denominated foreign securities.
(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at March 31, 2006.
(k)	Indicates a security that has been deemed illiquid.
(l)	The rate shown reflects the coupon rate after the step date.
(m)	The United States Federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$1,888,451,181	$64,319,076	$(84,988,383)	$(20,669,307)

(n)	Liabilities in excess of other assets include net unrealized depreciation on credit default swaps.

Credit default swap agreements outstanding at March 31, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.(1)	9/20/2010	$2,500	4.20%	Lear Corporation 8.11%, 5/15/09	$(195,570)

(1)	The Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

Notes to Schedule of Investments (unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series the Short-Term Bond Series (the “Series”), portfolios of Dryden Core Investment Fund pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and a short-term bond fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.